Deposits (Details)	Jul. 31, 2021 USD ($)
Deposits Disclosure [Abstract]
Luminant Purchase and Sale Agreement collateral	$ 3,063,020
Deposits on equipment	264,316
Other deposits	41,250
Total deposits	$ 3,368,586